Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	$ 355,175	$ 702,184
Short-term loans from a related party [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings		13,780
Short-term loans from third-party individuals [Members]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	$ 355,175	$ 688,404